BIOLOGICAL ASSETS (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) ha	Dec. 31, 2018 USD ($) ha
Disclosure Of Biological Assets [Line Items]
Output of agricultural produce | ha	20,300,000	23,000,000
Gains (losses) on change in fair value less costs to sell of biological assets for current period | $	$ 154,705	$ 84,476
Description of biological assets where fair value information is unreliable	The appraisal of biological assets resulted in a greater cost of the lumber sold in comparison to the real incurred cost, which is presented included in the cost of sales which as of December 31, 2019 amounted to ThU.S.$194,406 (ThU.S.$207,346 as of December 31, 2018).
Description of nature of activities of biological assets	1.8 million hectares as of December 31, 2019 out of which 1 million hectares are used for forestry planting, 515 thousand hectares are native forest, 108 thousand hectares are used for other purposes and 97 thousand hectares not yet planted.
Brazil
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	7.90%
ARGENTINA
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	10.50%
CHILE
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	6.40%
Uruguay
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	6.90%